                                       CNA
                                 CAPITAL SELECT
                                    VARIABLE
                                     ANNUITY




SEMI-ANNUAL REPORT
issued by the
VALLEY FORGE
LIFE INSURANCE COMPANY,
one of the CNA
companies


June 30, 1999














[CNA LOGO]

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------
Dear Contractholder:

    When we created the CNA Capital Select(R) Variable Annuity (issued by Valley Forge Life Insurance Company, one of the CNA companies), we designed it to be competitive with some of the top products in the marketplace. But we didn't stop there. Over time, we have added or enhanced features that we believe have made our product even better.

    For instance, one of the things we've done this past year is take a close look at the subaccounts our variable annuity offers. As a result, the mix of subaccounts will be improved to provide an even broader representation.

    As we communicated previously, the MFS Limited Maturity Series was phased out as an investment option for new contributions as of May 1, 1999. We will soon be adding a variety of additional subaccount options, thereby increasing your overall number of investment choices. We will communicate these changes to you as they occur.

    This Semi-Annual Report takes a look at the subaccounts that are represented in our product. It reflects each subaccount's assets and liabilities as of June 30, 1999, results of operations for the six month period ending June 30, 1999 and changes in net assets for the six month and twelve month periods ending June 30, 1999 and December 31, 1998, respectively.*

    These subaccounts are managed by six widely recognized fund managers:

    - Federated Advisers

    - Fidelity Management & Research Company

    - Fred Alger Management, Inc.

    - Massachusetts Financial Services Company (MFS)

    - Societe Generale Asset Management Corp. (SoGen)

    - Van Eck Associates Corporation

    If you need additional information, please refer to your prospectus. If you can't find it or need another copy, please contact your CNA representative -- or let us hear from you directly.

    Thank you, once again, for selecting the CNA Capital Select Variable Annuity as one of the tools to help you reach your long-term goals.

Sincerely,

/s/ David M. Chernow
David M. Chernow
Senior Vice President & Chief Operating Officer
Investment Products

 * Although a guaranteed-interest option is available in connection with CNA Capital Select Variable Annuity, financial reports regarding this fixed-interest fund are not included in this report.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                             FIDELITY
                                   FEDERATED    FEDERATED     FEDERATED       FIDELITY        ASSET       FIDELITY      FIDELITY
                                  PRIME MONEY    UTILITY     HIGH INCOME    EQUITY-INCOME    MANAGER      INDEX 500    CONTRAFUND
                                    FUND II      FUND II     BOND FUND II     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value
    (cost noted below):           $18,114,133   $2,809,157    $4,353,643     $7,120,535     $4,213,462   $18,422,115   $7,212,397
                                  -----------   ----------    ----------     ----------     ----------   -----------   ----------
TOTAL ASSETS                      18,114,133     2,809,157     4,353,643      7,120,535      4,213,462    18,422,115    7,212,397
LIABILITIES                           -             -             -              -              -             -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                        $18,114,133   $2,809,157    $4,353,643     $7,120,535     $4,213,462   $18,422,115   $7,212,397
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost:           $18,114,133   $2,745,225    $4,572,227     $6,255,863     $3,990,916   $15,676,288   $6,279,191
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      THE ALGER                    THE ALGER                                 MFS
       AMERICAN       THE ALGER     AMERICAN       MFS                      GROWTH        MFS          MFS         SOGEN
        SMALL         AMERICAN       MIDCAP      EMERGING       MFS          WITH       LIMITED       TOTAL       OVERSEAS
    CAPITALIZATION     GROWTH        GROWTH       GROWTH      RESEARCH      INCOME      MATURITY      RETURN      VARIABLE
      PORTFOLIO       PORTFOLIO    PORTFOLIO      SERIES       SERIES       SERIES       SERIES       SERIES        FUND
---------------------------------------------------------------------------------------------------------------------------
      $2,224,054     $12,840,082   $2,087,876   $4,841,733   $3,315,790   $4,436,716   $1,671,752   $4,017,405   $2,803,892
      ----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       2,224,054      12,840,082    2,087,876    4,841,733    3,315,790    4,436,716    1,671,752    4,017,405    2,803,892
      ----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
         -                -            -            -            -            -            -            -            -
---------------------------------------------------------------------------------------------------------------------------
      $2,224,054     $12,840,082   $2,087,876   $4,841,733   $3,315,790   $4,436,716   $1,671,752   $4,017,405   $2,803,892
===========================================================================================================================
      $2,120,273     $11,598,603   $1,910,564   $3,802,664   $2,882,140   $3,960,249   $1,680,821   $3,897,504   $2,366,688
===========================================================================================================================

      VAN ECK
     WORLDWIDE    VAN ECK
       HARD      EMERGING
      ASSETS      MARKETS
       FUND        FUND
---  ---------------------
     $209,466    $628,944
     --------    --------
      209,466     628,944
     --------    --------
        -           -
------------------------------------
     $209,466    $628,944
===
     $186,586    $472,816
===

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                              FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
                                       FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                    $346,638     $149,669     $ 304,785       $216,369      $180,618    $  190,903    $161,610
                                      --------     --------     ---------       --------      --------    ----------    --------
                                       346,638      149,669       304,785        216,369       180,618       190,903     161,610
                                      --------     --------     ---------       --------      --------    ----------    --------
Expenses:
   Mortality and expense risk and
     administration charges            115,630       15,064        26,903         39,713        20,264        97,254      35,857
                                      --------     --------     ---------       --------      --------    ----------    --------
                                       115,630       15,064        26,903         39,713        20,264        97,254      35,857
                                      --------     --------     ---------       --------      --------    ----------    --------
      NET INVESTMENT INCOME (LOSS)     231,008      134,605       277,882        176,656       160,354        93,649     125,753
                                      --------     --------     ---------       --------      --------    ----------    --------
Investment gains and (losses):
   Net realized gains (losses)           -            2,943       (17,270)        12,070         5,488       418,051      62,447
   Net unrealized gains (losses)         -          (10,752)     (204,120)       665,317        54,016     1,591,109     456,389
                                      --------     --------     ---------       --------      --------    ----------    --------
      NET REALIZED AND UNREALIZED
        INVESTMENT GAINS (LOSSES)        -           (7,809)     (221,390)       677,387        59,504     2,009,160     518,836
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $231,008     $126,796     $  56,492       $854,043      $219,858    $2,102,809    $644,589
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  THE ALGER                   THE ALGER                           MFS                                        VAN ECK
   AMERICAN      THE ALGER    AMERICAN      MFS                  GROWTH      MFS        MFS       SOGEN     WORLDWIDE   VAN ECK
    SMALL         AMERICAN     MIDCAP     EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS     HARD      EMERGING
CAPITALIZATION     GROWTH      GROWTH      GROWTH    RESEARCH    INCOME    MATURITY    RETURN    VARIABLE    ASSETS     MARKETS
  PORTFOLIO      PORTFOLIO    PORTFOLIO    SERIES     SERIES     SERIES     SERIES     SERIES      FUND       FUND        FUND
--------------------------------------------------------------------------------------------------------------------------------
   $240,850      $  958,176   $220,841    $  -       $32,893    $ 23,662   $  -       $143,153   $ 22,316   $  2,252    $  -
   --------      ----------   --------    --------   --------   --------   -------    --------   --------   --------    --------
    240,850         958,176    220,841       -        32,893      23,662      -        143,153     22,316      2,252       -
   --------      ----------   --------    --------   --------   --------   -------    --------   --------   --------    --------
     12,803          58,884     10,103     25,412     17,078      22,409     9,769      18,202     16,782      1,255       3,479
   --------      ----------   --------    --------   --------   --------   -------    --------   --------   --------    --------
     12,803          58,884     10,103     25,412     17,078      22,409     9,769      18,202     16,782      1,255       3,479
   --------      ----------   --------    --------   --------   --------   -------    --------   --------   --------    --------
    228,047         899,292    210,738    (25,412)    15,815       1,253    (9,769)    124,951      5,534        997      (3,479)
   --------      ----------   --------    --------   --------   --------   -------    --------   --------   --------    --------
    (22,632)         44,790      4,482     35,750     19,025      18,503    (1,798)     (1,228)    (2,208)   (12,738)    (32,512)
     75,622         444,907     30,676    527,566    266,210     277,105    15,072      59,590    536,480     43,151     221,397
   --------      ----------   --------    --------   --------   --------   -------    --------   --------   --------    --------
     52,990         489,697     35,158    563,316    285,235     295,608    13,274      58,362    534,272     30,413     188,885
--------------------------------------------------------------------------------------------------------------------------------
   $281,037      $1,388,989   $245,896    $537,904   $301,050   $296,861   $ 3,505    $183,313   $539,806   $ 31,410    $185,406
================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                               FIDELITY
                                                    FEDERATED     FEDERATED     FEDERATED       FIDELITY        ASSET
                                                   PRIME MONEY     UTILITY     HIGH INCOME    EQUITY-INCOME    MANAGER
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)   FUND II       FUND II     BOND FUND II     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)                     $    231,008   $  134,605    $  277,882     $  176,656     $  160,354
  Net realized and unrealized gains (losses)            -             (7,809)     (221,390)       677,387         59,504
                                                   ------------   ----------    ----------     ----------     ----------
    Change in net assets resulting from operations      231,008      126,796        56,492        854,043        219,858
                                                   ------------   ----------    ----------     ----------     ----------
From capital transactions:
  Net premiums/deposits                              18,865,544      351,113       649,678        720,469        656,386
  Death benefits                                        -             (9,468)       (8,543)       (10,015)        (9,327)
  Surrenders                                           (169,773)     (29,199)     (112,379)       (51,881)        -
  Withdrawals                                          (102,878)     (12,145)      (38,217)       (34,956)       (22,359)
  Transfers into (out of) subaccounts, net -- Note 1
                                                     (6,271,972)     688,398       639,847      1,378,407      1,110,881
                                                   ------------   ----------    ----------     ----------     ----------
    Change in net assets resulting from capital
      transactions                                   12,320,921      988,699     1,130,386      2,002,024      1,735,581
                                                   ------------   ----------    ----------     ----------     ----------
Increase in net assets                               12,551,929    1,115,495     1,186,878      2,856,067      1,955,439
Net assets at beginning of period                     5,562,204    1,693,662     3,166,765      4,264,468      2,258,023
                                                   ------------   ----------    ----------     ----------     ----------
NET ASSETS AT END OF PERIOD                        $ 18,114,133   $2,809,157    $4,353,643     $7,120,535     $4,213,462
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD          $       1.00   $    14.53    $    10.27     $    27.25     $    17.69
========================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                   18,114,133      193,335       423,919        261,304        238,183
========================================================================================================================
FOR THE YEAR ENDED DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)                     $    207,113   $    3,202    $   (9,420)    $    8,287     $   19,013
  Net realized and unrealized gains (losses)                634       97,354       (26,804)       186,584        141,214
                                                   ------------   ----------    ----------     ----------     ----------
    Change in net assets resulting from operations      207,747      100,556       (36,224)       194,871        160,227
                                                   ------------   ----------    ----------     ----------     ----------
From capital transactions:
  Net premiums/deposits                              24,848,283    1,307,253     2,301,701      2,167,250      1,237,984
  Death benefits                                        (15,275)     (19,978)      (13,846)        (7,421)        -
  Surrenders                                           (198,856)     (15,885)      (12,264)       (37,904)        (1,620)
  Withdrawals                                          (112,539)     (77,318)      (93,235)       (31,134)       (22,890)
  Transfers into (out of) subaccounts, net -- Note 1
                                                    (20,028,240)     348,351       830,154      1,482,837        616,956
                                                   ------------   ----------    ----------     ----------     ----------
    Change in net assets resulting from capital
      transactions                                    4,493,373    1,542,423     3,012,510      3,573,628      1,830,430
                                                   ------------   ----------    ----------     ----------     ----------
Increase in net assets                                4,701,120    1,642,979     2,976,286      3,768,499      1,990,657
Net assets at beginning of period                       861,084       50,683       190,479        495,969        267,366
                                                   ------------   ----------    ----------     ----------     ----------
NET ASSETS AT END OF PERIOD                        $  5,562,204   $1,693,662    $3,166,765     $4,264,468     $2,258,023
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD          $       1.00   $    15.27    $    10.92     $    25.42     $    18.16
========================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                    5,562,204      110,914       289,997        167,760        124,340
========================================================================================================================


                                                     FIDELITY      FIDELITY
                                                     INDEX 500    CONTRAFUND
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)   PORTFOLIO    PORTFOLIO
--------------------------------------------------
From operations:
  Net investment income (loss)                      $    93,649   $  125,753
  Net realized and unrealized gains (losses)          2,009,160      518,836
                                                    -----------   ----------
    Change in net assets resulting from operations    2,102,809      644,589
                                                    -----------   ----------
From capital transactions:
  Net premiums/deposits                               2,980,924    1,312,482
  Death benefits                                        (20,407)      -
  Surrenders                                            (75,506)     (60,085)
  Withdrawals                                          (103,594)     (33,229)
  Transfers into (out of) subaccounts, net -- Note
                                                      2,847,909    1,638,202
                                                    -----------   ----------
    Change in net assets resulting from capital
      transactions                                    5,629,326    2,857,370
                                                    -----------   ----------
Increase in net assets                                7,732,135    3,501,959
Net assets at beginning of period                    10,689,980    3,710,438
                                                    -----------   ----------
NET ASSETS AT END OF PERIOD                         $18,422,115   $7,212,397
----------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD           $    155.65   $    26.10
============================================================================
UNITS OUTSTANDING AT END OF PERIOD                      118,356      276,337
============================================================================
FOR THE YEAR ENDED DECEMBER 31, 1998
----------------------------------------------------------------------------
From operations:
  Net investment income (loss)                      $   (22,378)  $    3,442
  Net realized and unrealized gains (losses)          1,288,532      507,452
                                                    -----------   ----------
    Change in net assets resulting from operations    1,266,154      510,894
                                                    -----------   ----------
From capital transactions:
  Net premiums/deposits                               6,238,184    1,114,162
  Death benefits                                         -           (10,449)
  Surrenders                                            (50,773)     (23,821)
  Withdrawals                                          (110,964)     (23,659)
  Transfers into (out of) subaccounts, net -- Note
                                                      2,784,494    1,814,245
                                                    -----------   ----------
    Change in net assets resulting from capital
      transactions                                    8,860,941    2,870,478
                                                    -----------   ----------
Increase in net assets                               10,127,095    3,381,372
Net assets at beginning of period                       562,885      329,066
                                                    -----------   ----------
NET ASSETS AT END OF PERIOD                         $10,689,980   $3,710,438
----------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD           $    141.25   $    24.44
============================================================================
UNITS OUTSTANDING AT END OF PERIOD                       75,681      151,818
============================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         THE                          THE
        ALGER            THE         ALGER                                   MFS
       AMERICAN         ALGER       AMERICAN       MFS                      GROWTH        MFS          MFS         SOGEN
        SMALL         AMERICAN       MIDCAP      EMERGING       MFS          WITH       LIMITED       TOTAL       OVERSEAS
    CAPITALIZATION     GROWTH        GROWTH       GROWTH      RESEARCH      INCOME      MATURITY      RETURN      VARIABLE
      PORTFOLIO       PORTFOLIO    PORTFOLIO      SERIES       SERIES       SERIES       SERIES       SERIES        FUND
---------------------------------------------------------------------------------------------------------------------------
     $   228,047     $   899,292   $  210,738   $  (25,412)  $   15,815   $    1,253   $   (9,769)  $  124,951   $    5,534
          52,990         489,697       35,158      563,316      285,235      295,608       13,274       58,362      534,272
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
         281,037       1,388,989      245,896      537,904      301,050      296,861        3,505      183,313      539,806
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
         148,623       1,754,775      197,726      718,099      389,213      619,665      213,418      592,479      178,356
         -               (26,683)      (9,196)      (5,257)      -            -           (11,410)     (17,475)      -
          (7,728)        (32,227)     (21,300)     (20,165)      (4,048)     (23,450)     (75,906)     (27,926)     (19,660)
          (5,160)        (55,833)     (13,294)     (13,688)      (8,956)     (27,556)      (9,663)     (22,437)      (7,463)
         206,027       4,366,161      515,040      701,029      960,360    1,185,778      520,250    1,416,264       74,391
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
         341,762       6,006,193      668,976    1,380,018    1,336,569    1,754,437      636,689    1,940,905      225,624
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
         622,799       7,395,182      914,872    1,917,922    1,637,619    2,051,298      640,194    2,124,218      765,430
       1,601,255       5,444,900    1,173,004    2,923,811    1,678,171    2,385,418    1,031,558    1,893,187    2,038,462
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     $ 2,224,054     $12,840,082   $2,087,876   $4,841,733   $3,315,790   $4,436,716   $1,671,752   $4,017,405   $2,803,892
---------------------------------------------------------------------------------------------------------------------------
     $     43.58     $     55.84   $    27.60   $    24.22   $    20.48   $    21.14   $    10.25   $    18.10   $    12.47
===========================================================================================================================
          51,034         229,944       75,648      199,906      161,904      209,873      163,098      221,956      224,851
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
     $   115,699     $   307,440   $   18,386   $  (10,989)  $   (1,475)  $  (16,356)  $   (7,862)  $   12,833   $  (24,005)
           2,409         766,562      131,442      548,478      172,413      234,577      (11,034)      69,285      (64,492)
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
         118,108       1,074,002      149,828      537,489      170,938      218,221      (18,896)      82,118      (88,497)
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       1,012,659       2,385,652      456,073      845,164      586,011    1,164,678      743,654      968,524    1,098,070
          (3,193)         -            (3,436)      -            -            (4,023)      (7,699)      -            (3,348)
         (27,136)        (13,467)      -            (9,089)      (1,253)      -            (6,502)      (7,865)     (16,724)
         (16,711)        (33,198)      (1,155)     (24,319)     (11,140)     (17,911)      (6,087)     (11,868)     (21,157)
         321,797       1,782,528      529,267    1,432,918      777,200      805,436      245,382      602,434      317,226
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       1,287,416       4,121,515      980,749    2,244,674    1,350,818    1,948,180      968,748    1,551,225    1,374,067
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       1,405,524       5,195,517    1,130,577    2,782,163    1,521,756    2,166,401      949,852    1,633,343    1,285,570
         195,731         249,383       42,427      141,648      156,415      219,017       81,706      259,844      752,892
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     $ 1,601,255     $ 5,444,900   $1,173,004   $2,923,811   $1,678,171   $2,385,418   $1,031,558   $1,893,187   $2,038,462
     -----------     -----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
     $     43.97     $     53.22   $    28.87   $    21.47   $    19.05   $    20.11   $    10.16   $    18.12   $    10.07
===========================================================================================================================
          36,417         102,309       40,631      136,181       88,093      118,618      101,531      104,481      202,429
===========================================================================================================================


      VAN ECK
     WORLDWIDE    VAN ECK
       HARD      EMERGING
      ASSETS      MARKETS
       FUND        FUND
--------------------------
     $    997    $  (3,479)
       30,413      188,885
     --------    ---------
       31,410      185,406
     --------    ---------
       17,848       43,091
        -            -
       (8,640)       -
       (1,249)      (1,661)
       28,954          633
     --------    ---------
       36,913       42,063
     --------    ---------
       68,323      227,469
      141,143      401,475
     --------    ---------
     $209,466    $ 628,944
--------------------------
     $  10.71    $   10.39
==========================
       19,558       60,534
==========================
--------------------------
     $  4,608    $  (2,674)
      (40,765)    (109,753)
     --------    ---------
      (36,157)    (112,427)
     --------    ---------
      128,466      348,583
        -            -
      (20,009)      (3,769)
       (1,198)      (4,392)
       61,004      156,590
     --------    ---------
      168,263      497,012
     --------    ---------
      132,106      384,585
        9,037       16,890
     --------    ---------
     $141,143    $ 401,475
     --------    ---------
     $   9.20    $    7.12
==========================
       15,342       56,387
==========================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Flexible Premium Deferred Annuity Contract ("Contract"). Under the terms of the Contract, contractholders select where the net purchase payments of the Contract are invested. The contractholder may choose to invest in either the Variable Account, the Guaranteed Interest Option Separate Account ("GIO Account") or both the Variable Account and the GIO Account.

     The Variable Account currently offers 17 subaccounts each of which invests in shares of corresponding funds (Funds), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

FEDERATED ADVISERS:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Variable Insurance Products Fund Equity-Income
    Portfolio ("Fidelity Equity-Income Portfolio")
  Fidelity Variable Insurance Products Fund II Asset
    Manager Portfolio ("Fidelity Asset Manager Portfolio") Fidelity Variable Insurance Products Fund II Index 500
    Portfolio ("Fidelity Index 500 Portfolio")
  Fidelity Variable Insurance Products Fund II Contrafund
    Portfolio ("Fidelity Contrafund Portfolio")
------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

FRED ALGER MANAGEMENT, INC.:
  The Alger American Small Capitalization Portfolio
  The Alger American Growth Portfolio
  The Alger American MidCap Growth Portfolio
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS Limited Maturity Series (closed to new investments)
  MFS Total Return Series
SOCIETE GENERALE ASSET MANAGEMENT CORP.:
  SoGen Overseas Variable Fund
VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Emerging Markets Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The GIO Account is also a separate account of VFL. Through the guaranteed interest option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the guaranteed interest option do not participate in the investment performance of the GIO Account and this performance does not determine the GIO Account value or benefits relating thereto.

     The assets of the GIO Account and the Variable Account are held separately from other VFL assets and from the General Account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the Contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the GIO Account, or transfer all or part of the GIO Account value to any subaccounts. The MFS Limited Maturity Series subaccount is no longer available for new allocations as of May 1, 1999. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. Separate financial statements are not prepared for the GIO Account and the accompanying financial statements do not reflect amounts invested in the GIO Account.
--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds and are recognized on the date of record.

     REALIZED GAINS AND LOSSES -- Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares of the Funds held by the subaccount and the cost of such shares, which are determined using the average cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         NOTE 3. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.

     An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the contract value is below $50,000. This fee is to cover a portion of VFL's administrative expenses related to the contracts.

     VFL deducts a daily administration charge from the assets of the subaccounts on each Contract to compensate it for a portion of the expenses it incurs in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

     VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be applied to the GIO Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 4. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses if each of the Funds that the Variable Account participates in, that the mutual Funds satisfy the diversification requirement of the regulations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    NOTE 5. MANAGEMENT'S DISCUSSION OF YEAR 2000 IMPACT ON VARIABLE ACCOUNT
--------------------------------------------------------------------------------

     The widespread use of computer programs, both in the United States and internationally, that rely on two digit date fields to perform computations and decision making functions may cause computer systems to malfunction when processing information involving dates beginning in 1999. Such malfunctions could lead to business delays and disruptions. Separate Account does not maintain any systems. Instead, it relies on the systems of CNA, third party vendors and other business partners. CNA, on behalf of Separate Account, has a plan under which it reviews periodically the progress that these parties are making on this issue. As of December 1, 1998, CNA had certified internally as Year 2000-ready all of the internal systems used by Separate Account. However, as business conditions change, CNA may respond by revising previous Year 2000 strategies or solutions affecting specific systems. In limited cases, a system that was to have been replaced, instead, may be renovated to become Year 2000 ready prior to January 1, 2000. Separate Account does not believe these changes will have a material impact on the Company.

     CNA has also received statements of Year 2000 compliance from certain key business partners. Separate Account management believes that the systems on which it relies does not have any significant remaining exposure to the Year 2000 issue and, therefore Separate Account does not have a material exposure to the Year 2000 issue. However, due to the interdependent nature of computer systems, there may be an adverse impact on Separate Account if its business partners fail to address the Year 2000 issue successfully. To mitigate this impact, if any, CNA on behalf of itself and Separate Account is communicating with its business partners to coordinate Year 2000 conversion. In addition, CNA has developed business resumption plans to ensure that it and Separate Account are able to continue critical processes through other means in the event that it becomes necessary to do so. Formal strategies have been developed to include appropriate recovery processes and use of alternative vendors.

     Based on its current assessment, CNA estimates that the total cost to replace and upgrade its systems to accommodate Year 2000 processing will be approximately $70 million. As of June 30, 1999, CNA has spent approximately $60 million on Year 2000 readiness matter.

--------------------------------------------------------------------------------

The principal underwriter of this product is CNA Investor Services, Inc., a registered broker-dealer and member of the National Association of Securities Dealers. CNA Investor Services, Inc., is an affiliate of CNA Financial Corporation. CNA annuities are issued by the Valley Forge Life Insurance Company, one of the CNA companies.

CNA is a registered service mark of CNA Financial Corporation. The policy form numbers for this product are: V100-1128-A Series, V100-1129-A Series, P4-119913-A Series and P4-119914-A Series. The CNA Capital Select Variable Annuity is not available in all states.

MAILING ADDRESS:
CNA Insurance Companies
Variable Product Team
P.O. Box 305139
Nashville TN 37230-5139






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